Reporting and Accounting Policies - Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allowance for Credit Loss [Abstract]
Balance at January 1	$ 280.4	$ 356.2
Allowance for credit losses acquired	0.0	3.5
Increase in allowance	471.1	357.2
Write-offs	(408.2)	(436.5)
Balance at December 31	$ 343.3	$ 280.4